Long-Term Debt, net - Principal Payments (Details) - Bank agreement $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Quarterly principal payments in fixed amounts
Quarterly principal payments	$ 2,215,210
Period of early payment of fixed principal installments of which option is available	3 months
Percentage of actual free cash flow equal to variable payment and fixed principal payment until the earlier of May 15, 2015 and the maximum consolidated net leverage ratio	92.50%
Maximum consolidated net leverage ratio	6
Percentage of actual free cash flow equal to variable payment and fixed principal payment after May 15, 2015, until maturity	89.50%
Accumulated unrestricted cash and cash equivalents used in determining amount of additional variable payment	$ 50,000
Percentage of consolidated debt used in determining amount of additional variable payment	2.00%
Percentage of relevant budget up to which operating expenses and allocated general and administrative expenses per vessel cannot exceed	20.00%
Percentage of the first specified value of net equity proceeds equal to which additional prepayments are required	50.00%
Net equity proceeds used for determining additional prepayments	$ 300,000
Percentage of additional net equity proceeds equal to which additional prepayments are required to be made	25.00%
Minimum period considered for determining use of retained equity proceeds for prepayment	12 months
Voting interest owned in outstanding capital stock by Dr. Coustas and his family members, qualified for change of control (as a Percent)	33.00%
Voting interest owned by any person or group in outstanding capital stock, qualified for change of control (as a percent)	20.00%
February 15
Quarterly principal payments in fixed amounts
Quarterly principal payments	$ 32,586
May 15
Quarterly principal payments in fixed amounts
Quarterly principal payments	37,589
August 15
Quarterly principal payments in fixed amounts
Quarterly principal payments	44,403
November 15
Quarterly principal payments in fixed amounts
Quarterly principal payments	45,337
December 31
Quarterly principal payments in fixed amounts
Quarterly principal payments	$ 2,055,295